CHANGES IN ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2018
Disclosure of voluntary change in accounting policy [abstract]
CHANGES IN ACCOUNTING POLICIES

The following standards have been published and are mandatory for the Company’s annual accounting periods no earlier than January 1, 2018:

On January 1, 2018, the Company adopted IFRS 9 – Financial Instruments ("IFRS 9") which replaced IAS 39 – Financial Instruments: Recognition and Measurement. IFRS 9 provides a revised model for recognition and measurement of financial instruments and a single, forward-looking 'expected loss' impairment model. IFRS 9 also includes significant changes to hedge accounting. The standard is effective for annual periods beginning on or after January 1, 2018. The Company adopted the standard retrospectively. IFRS 9 did not impact the Company's classification and measurement of financial assets and liabilities.

The following summarizes the significant changes in IFRS 9 compared to the current standard:

●	IFRS 9 uses a single approach to determine whether a financial asset is classified and measured at amortized cost or fair value. The classification and measurement of financial assets is based on the Company's business models for managing its financial assets and whether the contractual cash flows represent solely payments for principal and interest. The change did not impact the carrying amounts of any of the Company’s financial assets on the transition date. Prior periods were not restated, and no material changes resulted from adopting this new standard.

●	The adoption of the new "expected credit loss" impairment model under IFRS 9, as opposed to an incurred credit loss model under IAS 39, had no impact on the carrying amounts of our financial assets on the transition date given the Company transacts exclusively with large international financial institutions and other organizations with strong credit ratings.

The Company’s financial instruments are accounted for as follows under IFRS 9 as compared to the Company’s previous policy in accordance with IAS 39.

January 1, 2018
	IAS 39	IFRS 9
Assets
Cash	Fair value through profit or loss	Fair value through profit or loss
Restricted cash equivalents	Amortized cost	Amortized cost
Receivables	Amortized cost	Amortized cost
Marketable securities	Fair value through other comprehensive income	Fair value through other comprehensive income
Liabilities
Accounts payable and accrued liabilities	Amortized cost	Amortized cost

Under IFRS 9, the Company’s equity marketable securities are designated as financial assets at fair value through other comprehensive income or loss. Upon adoption of IFRS 9, The Company has made an irrevocable election to recognize changes in fair value of marketable securities through other comprehensive income or loss as they are not considered to be held for trading.

IFRS 15 ‘Revenue from Contracts with Customers’ (“IFRS 15”) – Effective January 1, 2018, the Company has adopted IFRS 15. ’This standard contains a single model that applies to contracts with customers and two approaches to recognising revenue: at a point in time or over time. The model features a contract-based five-step analysis of transactions to determine whether, how much and when revenue is recognized. New estimates and judgmental thresholds have been introduced, which may affect the amount and/or timing of revenue recognized. The adoption of this standard had no impact on the Company’s financial statements as the Company is not currently generating any significant revenue.

IFRS 16 Leases (“IFRS 16”) - IFRS 16 replaces IAS 17 and applies a control model to the identification of leases, distinguishing between a lease and a service contract on the basis of whether the customer controls the asset being leased. For those assets determined to meet the definition of a lease, IFRS 16 introduces significant changes to the accounting by lessees, introducing a single, on-balance sheet accounting model that is similar to the current finance lease accounting, with limited exceptions for short-term leases or leases of low value assets. The standard is effective for annual periods beginning on or after January 1, 2019, with early application permitted for entities that apply IFRS 15. The Company plans to apply IFRS 16 at the date it becomes effective. The Company is assessing this standard including identifying and reviewing contracts that are impacted. The Company expects that the standard will increase assets and related liabilities and increase disclosure.

There are other new standards, amendments to standards and interpretations that have been published and are not yet effective. The Company believes they will have no material impact to its consolidated financial statements.